Fair Value of Financial Assets and Liabilities	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
3.	FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
As of December 31, 2020 and June 30, 2021, the Company’s cash equivalents consisted of money market funds, classified as Level 1 financial assets, as these assets are valued using quoted market prices in active markets without any valuation adjustment (in thousands).

	Fair Value Measurement as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$50,219	$—	$—	$50,219

	$50,219	$—	$—	$50,219

	Fair Value Measurement as of June 30, 2021
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$137,615	$—	$—	$137,615

	$137,615	$—	$—	$137,615

There were no transfers of assets between fair value levels during the periods presented. The carrying values of other current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities.

3. FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES
As of December 31, 2019 and 2020, the Company’s cash equivalents consisted of money market funds, classified as Level 1 financial assets, as these assets are valued using quoted market prices in active markets without any valuation adjustment (in thousands).

	Fair Value Measurement as of December 31, 2019
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$27,593	$—	$—	$27,593

	$27,593	$—	$—	$27,593

	Fair Value Measurement as of December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Money market funds	$50,219	$—	$—	$50,219

	$50,219	$—	$—	$50,219

There have been no transfers between fair value levels during the years ended December 31, 2019 and 2020. The carrying values of other current assets, accounts payable and accrued expenses approximate their fair values due to the short-term nature of these assets and liabilities.